Bonds and Loans - Schedule of Composition of Debt Instruments (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Borrowings [abstract]
Bonds	¥ 4,190,632	¥ 4,092,879
Short-term loans	74,621	251
Long-term loans	250,012	750,622
Total	4,515,265	4,843,752
Non-current	3,966,326	4,476,501
Current	¥ 548,939	¥ 367,251